Income Taxes - Deferred Tax Assets and Liabilities, Net (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	CAD 192.8	CAD 422.4
Deferred income tax liabilities	(550.6)	(651.5)
Net deferred income tax liabilities	(357.8)	(229.1)	CAD (606.8)
To be settled within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(29.1)	(9.4)
To be settled beyond one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	CAD 386.9	CAD (219.7)